Note 41 - Provisions or reversal provisions	6 Months Ended
Jun. 30, 2018
Provisions or reversal of provisions Abstract
Provisions or Reversal Provisions

Provisions or reversal of provisions

In the first semester ended June 30, 2018 and 2017 the net provisions registered in this income statement line item were as follows:

Provisions or reversal of provisions (Millions of euros)
	Notes	June 2018	June 2017
Pensions and other post employment defined benefit obligations	24	57	212
Commitments and guarantees given		(102)	(81)
Pending legal issues and tax litigation		125	131
Other Provisions		105	102
Total		185	364